Debt	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Debt
Debt

Note 10: Debt

The following is a summary of the Company’s debt:

		June 30, 2019		December 31, 2018
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Unsecured Notes	2024	7.875%	$500,000	7.875%	$500,000
Term Loan Facility	2023	5.652%	846,320	5.729%	1,483,993
Revolving Credit Facility	2021	—%	—	5.754%	5,000
Revolving Credit Facility	2021	—%	—	5.729%	40,000
Total debt outstanding			1,346,320		2,028,993
Deferred financing charges			(21,201)		(34,838)
Term Loan Facility, discount			(1,855)		(3,633)
Current Portion of Long-Term Debt			(15,345)		(60,345)
Long-term debt, net of current portion and deferred financing charges			$1,307,919		$1,930,177

Upon the close of the Transactions, the Company made a voluntary  prepayment of $630,000 toward the Company’s Term Loan Facility and $20,000 toward the Company’s Revolving Credit Facility. In addition, the Company wrote down deferred financing  charges and original  issuance discount on the Term Loan in proportion to the principal paydown. These write-downs  of $7,718 in deferred financing fees and $1,406 in original issues discount, were included in Interest expense within the statement of operations. During the six months ended June 30, 2019, the Company paid down an additional $30,000 drawn on the Revolving Credit Facility prior to the close of the Transaction.

With respect to the Credit Agreement, the Company may be subject to certain negative covenants, including compliance with total first lien net leverage ratio, if certain conditions are met. These conditions were not met and the Company was not required to test compliance with these covenants  as of June 30, 2019.

The obligations of the Borrowers under the Credit Agreement are guaranteed by UK Holdco and certain of its restricted subsidiaries and are secured by substantially all of UK Holdco’s and certain of its restricted subsidiaries’ assets (with customary exceptions described in the Credit Agreement). UK Holdco and its restricted subsidiaries are subject to certain covenants including restrictions on UK Holdco’s ability to pay dividends, incur indebtedness, grant a lien over its assets, merge or consolidate, make investments, or make payments to affiliates.

As of June 30, 2019, letters of credit totaling $1,985 were collateralized by the Revolving Credit Facility. Notwithstanding the Revolving Credit Facility, as of June 30, 2019, the Company had an unsecured corporate guarantee outstanding for $9,639 and cash collateralized  letters of credit totaling $38, all of which were not collateralized by the Revolving Credit Facility. The Company’s cash from operations is expected to meet repayment needs on outstanding borrowings  for a period of 12 months after the financial  statement issuance date.

The carrying value of the Company’s variable interest rate debt, excluding unamortized debt issuance costs, approximates fair value due to the short-term nature of the interest rate bench mark rates. The fair value of the fixed rate debt is estimated based on market observable data for debt with similar prepayment features. The fair value of the Company’s debt was $1,373,945 and $1,950,318 at June 30, 2019 and December 31, 2018, respectively. The debt is considered a Level 2 liability under the fair value hierarchy.

Note 10: Debt

The following is a summary of the Company’s debt:

		September 30, 2019		December 31, 2018
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Unsecured Notes	2024	7.875%	$500,000	7.875%	$500,000
Term Loan Facility	2023	5.294%	842,484	5.729%	1,483,993
Revolving Credit Facility	2021	—%	—	5.754%	5,000
Revolving Credit Facility	2021	—%	—	5.729%	40,000
Total debt outstanding			1,342,484		2,028,993
Deferred financing charges			(20,038)		(34,838)
Term Loan Facility, discount			(1,737)		(3,633)
Current Portion of Long-Term Debt			(15,345)		(60,345)
Long-term debt, net of current portion and deferred financing charges			$1,305,364		$1,930,177

Upon the close of the Transactions, the Company made a voluntary  prepayment of $630,000 toward the Company’s Term Loan Facility and $20,000 toward the Company’s Revolving Credit Facility. In addition, the Company wrote down deferred financing  charges and original  issuance discount on the Term Loan in proportion to the principal paydown. These write-downs  of $7,718 in deferred financing fees and $1,406 in original issues discount, were included in Interest expense, net within the statement of operations in the second quarter of 2019. During the nine months ended September 30, 2019, the Company paid down an additional $30,000 drawn on the Revolving Credit Facility prior to the close of the Transaction.

With respect to the Credit Agreement, the Company may be subject to certain negative covenants, including compliance with total first lien net leverage ratio, if certain conditions are met. These conditions were not met and the Company was not required to test compliance with these covenants  as of September 30, 2019.

The obligations of the Borrowers under the Credit Agreement are guaranteed by UK Holdco and certain of its restricted subsidiaries and are secured by substantially all of UK Holdco’s and certain of its restricted subsidiaries’ assets (with customary exceptions described in the Credit Agreement). UK Holdco and its restricted subsidiaries are subject to certain covenants including restrictions on UK Holdco’s ability to pay dividends, incur indebtedness, grant a lien over its assets, merge or consolidate, make investments, or make payments to affiliates.

As of September 30, 2019, letters of credit totaling $1,935 were collateralized by the Revolving Credit Facility. Notwithstanding the Revolving Credit Facility, as of September 30, 2019, the Company had an unsecured corporate guarantee outstanding for $9,639 and cash collateralized  letters of credit totaling $36, all of which were not collateralized by the Revolving Credit Facility. The Company’s cash from operations is expected to meet repayment needs on outstanding borrowings  for a period of 12 months after the financial  statement issuance date.

The carrying value of the Company’s variable interest rate debt, excluding unamortized debt issuance costs, approximates fair value due to the short-term nature of the interest rate bench mark rates. The fair value of the fixed rate debt is estimated based on market observable data for debt with similar prepayment features. The fair value of the Company’s debt was $1,368,718 and $1,950,318 at September 30, 2019 and December 31, 2018, respectively. The debt is considered a Level 2 liability under the fair value hierarchy.

Note 12: Debt

The following is a summary of the Company’s debt:

		December 31, 2018		December 31, 2017
		Effective		Effective
		Interest	Carrying	Interest	Carrying
Type	Maturity	Rate	Value	Rate	Value
Senior Unsecured Prior Notes	2024	7.875%	$500,000	7.875%	$500,000
Prior Term Loan Facility	2023	5.729%	1,483,993	4.700%	1,530,700
The Prior Revolving Credit Facility	2021	5.754%	5,000	—%	—
The Prior Revolving Credit Facility	2021	5.729%	40,000	4.751%	30,000
Total debt outstanding			2,028,993		2,060,700
Debt issuance costs			(34,838)		(43,086)
Prior Term Loan Facility, discount			(3,633)		(4,534)
Short-term debt, including current portion of long-term debt			(60,345)		(45,345)
Long-term debt, net of current portion and debt issuance costs			$1,930,177		$1,967,735

The loans were priced at market terms and collectively have a weighted average interest rate and term of 6.259% and 5.473% for the year ended December 31, 2018 and 2017, respectively.

Senior Unsecured Prior Notes

On October 3, 2016, in connection with the 2016 Transaction, Camelot Finance S.A., a wholly-owned subsidiary of the Company, issued senior unsecured notes (“Prior Notes”) in an aggregate principal amount of $500,000. The Prior Notes bear interest at a rate of 7.875% per annum, payable semi-annually to holders of record in April and October and mature in October 2024. The first interest payment was made April 2017. The Prior Notes include customary covenants, including covenants that restrict, subject to certain exceptions, Bidco’s, and certain of its subsidiaries’, ability to incur indebtedness, issue certain types of stock, incur liens, make certain investments, dispose of assets, make certain types of restricted payments, consolidate or merge with certain entities or enter into certain related party transactions.

The Prior Notes are subject to redemption as a result of certain changes in tax laws or treaties of (or their interpretation by) a relevant taxing jurisdiction at 100% of the principal amount, plus accrued and unpaid interest to the date of redemption, and upon certain changes in control at 101% of the principal amount, plus accrued and unpaid interest to the date of purchase. Additionally, at the Company’s election the Prior Notes may be redeemed (i) prior to October 15, 2019 at a redemption price equal to 100% of the aggregate principal amount of Prior Notes being redeemed plus a “make-whole” premium, plus accrued and unpaid interest to the date of redemption or (ii) on October 15 of each of the years referenced below based on the call premiums listed below, plus accrued and unpaid interest to the date of redemption.

Redemption Price
Period	(as a percentage of principal)
2019	103.938%
2020	101.969%
2021 and thereafter	100.000%

Senior Secured Credit Facility

The Company’s credit agreement, dated as of October 3, 2016 (“Prior Credit Agreement”), initially consisted of a $1,550,000 Prior Term Loan Facility and a $175,000 first lien senior secured revolving credit facility in an aggregate principal amount of $175,000, with a letter of credit sub limit of $25,000 (“Prior Revolving Credit Facility”). The Prior Revolving Credit Facility carries an interest rate at LIBOR plus 3.25% per annum or Prime plus a margin of 2.25% per annum, as applicable depending on the borrowing, and matures on October 3, 2021. The Prior Revolving Credit Facility interest rate margins will decrease upon the achievement of certain first lien net leverage ratios (as the term is used in the Prior Credit Agreement). The Prior Term Loan Facility consisted of a $651,000 borrowing by Camelot Finance LP, a subsidiary of Onex Corporation, and an $899,000 borrowing by Camelot Cayman LP, a subsidiary of Onex Corporation (collectively “Tower Borrowers”). The proceeds of the loans to Tower Borrowers were, in turn, loaned to the Company in loans with identical principal amounts and substantially similar repayment terms. In addition to the interest rates above the Company pays 0.1% interest to the Tower Borrowers. Camelot Finance LP was dissolved on December 31, 2017, at which time Credit Suisse AG, Cayman Islands Branch, acting as the administrative agent for the respective portion of the Prior Term Loan Facility, became the direct lender to the Company. The Prior Term Loan Facility matures on October 3, 2023. Principal repayments under the Prior Term Loan Facility are due quarterly in an amount equal to 0.25% of the aggregate outstanding principal amount borrowed under the Prior Term Loan Facility on October 3, 2016 and on the maturity date, in an amount equal to the aggregate outstanding principal amount on such date, together in each case, with accrued and unpaid interest. In connection with the Prior Term Loan Facility, the Company incurred $64,888 of debt issuance costs.

On April 6, 2017, and November 16, 2017, the Borrowers and the other loan parties entered into Amendments (the “Amendments”) to the Prior Credit Agreement in order to (i) reduce the margins under the existing senior secured U.S. dollar-denominated Prior Term Loan Facility to LIBOR plus 3.50%, and 3.25%, respectively, per annum (with a 1.00% LIBOR floor) or Prime plus 2.25% per annum, as applicable, and (ii) reset the prepayment premium of 101% on certain prepayments and amendments of the Prior Term Loan Facility in connection with re-pricing events (“Amended Prior Term Loan Facility”). In addition, the Company pays 0.1% interest to the Tower Borrowers. Effective December 31, 2017, the Company no longer pays interest to Camelot Finance LP. The Amended Prior Term Loan Facility was $1,534,539. As a result of the Amendments, debt issuance costs and debt discounts of $13,892, which had been capitalized in connection with the original Prior Term Loan Facility issued on October 3, 2016, were written off to Interest expense, net in the Consolidated Statements of Operations as extinguishment charges for the year ended December 31, 2017. The Amendments also provided for a 0.25% step-down in margin once UK Holdco achieves a B2 corporate family rating from Moody’s. Except as noted above, all other terms of the Amended Prior Term Loan Facility are substantially similar to terms of the Company’s existing Prior Term Loan Facility.

Upon sale of the IPM Product Line and related assets, the Company made an excess cash payment of $31,378 toward the Company’s Prior Term Loan Facility in accordance with the Credit Facility.

The Prior Revolving Credit Facility provides for revolving loans, same-day borrowings and letters of credit pursuant to commitments in an aggregate principal amount of $175,000 with a letter of credit sublimit of $25,000. Proceeds of loans made under the Prior Revolving Credit Facility may be borrowed, repaid and reborrowed prior to the maturity of the Prior Revolving Credit Facility. Our ability to draw under the Prior Revolving Credit Facility or issue letters of credit thereunder will be conditioned upon, among other things, delivery of required notices, accuracy of the representations and warranties contained in the Prior Credit Agreement and the absence of any default or event of default under the Prior Credit Agreement.

With respect to the Amendments, the Company may be subject to certain negative covenants, including either a fixed charge coverage ratio, total first lien net leverage ratio, or total net leverage ratio if certain conditions are met. These conditions were not met and the Company was not required to perform these covenants as of December 31, 2018.

The obligations of the borrowers under the Prior Credit Agreement are guaranteed by UK Holdco and certain of its restricted subsidiaries and are collateralized by substantially all of UK Holdco’s and certain of its restricted subsidiaries’ assets (with customary exceptions described in the Prior Credit Agreement). UK Holdco and its restricted subsidiaries are subject to certain covenants including restrictions on UK Holdco’s ability to pay dividends, incur indebtedness, grant a lien over its assets, merge or consolidate, make investments, or make payments to affiliates.

As of December 31, 2018, letters of credit totaling $2,002 were collateralized by the Prior Revolving Credit Facility. Notwithstanding the Prior Revolving Credit Facility, as of December 31, 2018 the Company had an unsecured corporate guarantee outstanding for $9,639 and cash collateralized letters of credit totaling $38, all of which were not collateralized by the Prior Revolving Credit Facility. The Company borrowed $45,000 and $30,000 against the Prior Revolving Credit Facility as of December 31, 2018 and 2017, respectively, to support current operations. The Company’s cash from operations is expected to meet repayment needs for the next twelve months.

Amounts due under all of the outstanding borrowings as of December 31, 2018 for the next five years are as follows:

2019	$60,345
2020	15,345
2021	15,345
2022	15,345
2023	1,422,613
Thereafter	500,000
Total maturities	2,028,993
Less: capitalized debt issuance costs and original issue discount	(38,471)
Total debt outstanding as of December 31, 2018	$1,990,522